Stockholders' Equity	6 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity
5. Stockholders’ Equity
The Company was capitalized with the issuance of 100 shares of common stock ($0.01 par value per share) in exchange for a $100 contribution by Lennar. As of December 31, 2024, the Company had issued 100 shares, which were held by Lennar.